Bank deposits, net	12 Months Ended
Dec. 31, 2023
Bank deposits, net
Bank deposits, net

4.Bank deposits, net

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Short-term bank deposits, net	7,084,879	2,631,256
Long-term bank deposits, net	1,515,428	1,757,804
Total(i)	8,600,307	4,389,060
(i)	Bank deposits of RMB154,922 and nil were held as collateral for the Group’s notes payable as of December 31, 2022 and 2023 (Note 14).

The allowance for credit losses recorded in bank deposits as of December 31, 2022 and 2023 were RMB5,559 and RMB2,408.